Leases - Estimated Undiscounted Future Lease Payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 44
2025	34
2026	29
2027	18
2028	13
Thereafter	40
Total undiscounted future cash flows	178
Less: imputed interest	19
Present value of future cash flows	$ 159